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                                                                 CIK: 0000935708

Metropolitan Life Insurance Company
One Financial Center
Boston, MA 02111

                                March 7, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: Separate Account No. 13S
    (formerly Security Equity Life Insurance Company Separate Account Thirteen) File No. 811-08938

Commissioners:

Annual Reports dated December 31, 2013 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of the Separate Account No. 13S of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 of the Investment Company Act of 1940 and are listed as follows:

The Annual Report for the Equity-Income Portfolio of Variable Insurance Products Fund is incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Annual Report for the Contrafund Portfolio of Variable Insurance Products Fund II is incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511.

The Annual Report for the Investment Grade Bond Portfolio of Variable Insurance Products Fund V is incorporated by reference as filed on Form N-CSR, CIK No. 0000823535, File No. 811-05361.

The Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual Reports for certain portfolios of Russell Investment Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000824036, File No. 811-05371.

The Annual Report for VT Opportunity Fund of Wells Fargo Variable Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0001081402, File No. 811-09255.

Sincerely,

/s/ John E. Connolly, Jr.

John E. Connolly, Jr., Esq.